Commitments (Details) - Schedule of maturities of the office lease liabilities	Jun. 30, 2021 USD ($)
Schedule of maturities of the office lease liabilities [Abstract]
For the years ended June 30	$ 67,869
For the years ended June 30	67,869
For the years ended June 30	33,934
Total undiscounted cash flows	169,672
Less: imputed interest	(8,161)
Present value of lease liabilities	$ 161,511